SCHEDULE OF OPTION BY EXERCISE PRICE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	2,352,191,115	4,859,617
Options Exercisable, Weighted Average Remaining Life In Years	9 years 8 months 12 days	6 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	1,178,131,812	4,694,955
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 0.00	$ 0.26
Options Outstanding, Exercise Price, Upper	$ 0.0119	$ 0.74
Options Outstanding, Outstanding Number of Options	2,347,835,948	175,000
Options Exercisable, Weighted Average Remaining Life In Years	9 years 9 months 18 days	8 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	1,173,917,974	175,000
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 0.26	$ 0.75
Options Outstanding, Exercise Price, Upper	$ 0.74	$ 0.99
Options Outstanding, Outstanding Number of Options	175,000	4,607,117
Options Exercisable, Weighted Average Remaining Life In Years	8 years 2 months 12 days	6 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	175,000	4,442,455
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 0.75	$ 1.00
Options Outstanding, Exercise Price, Upper	$ 0.99	$ 5.99
Options Outstanding, Outstanding Number of Options	4,102,667	5,000
Options Exercisable, Weighted Average Remaining Life In Years	5 years 4 months 24 days	3 years 6 months
Options Exercisable, Exercisable Number of Options	3,961,338	5,000
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 1.00	$ 6.00
Options Outstanding, Exercise Price, Upper	$ 5.99	$ 19.99
Options Outstanding, Outstanding Number of Options	5,000	37,500
Options Exercisable, Weighted Average Remaining Life In Years	3 years	3 years
Options Exercisable, Exercisable Number of Options	5,000	37,500
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 6.00	$ 20.00
Options Outstanding, Exercise Price, Upper	$ 19.99	$ 30.00
Options Outstanding, Outstanding Number of Options	37,500	35,000
Options Exercisable, Weighted Average Remaining Life In Years	2 years 6 months	1 year 2 months 12 days
Options Exercisable, Exercisable Number of Options	37,500	35,000
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 20.00
Options Outstanding, Exercise Price, Upper	$ 30.00
Options Outstanding, Outstanding Number of Options	35,000
Options Exercisable, Weighted Average Remaining Life In Years	8 months 12 days
Options Exercisable, Exercisable Number of Options	35,000